Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair value measurements [Abstract]
Schedule of Financial Instruments Measured at Fair Value

	Fair value measurements as at December 31, 2014
(In thousands)	Total	Quoted prices in active market for indentifical assets (Level 1)	Significant other observable inputs (Level 2)	Significant observable inputs (Level 3)
Cash equivalent: time deposits with original maturities less than three months	31,117	—	31,117	—
Short term investments:
Investments in financial instruments	29,427	—	29,427	—
	60,544	—	60,544	—

	Fair value measurements as at December 31, 2015
(In thousands)	Total	Quoted prices in active market for indentifical assets (Level 1)	Significant other observable inputs (Level 2)	Significant observable inputs (Level 3)
Cash equivalent: time deposits with original maturities less than three months	314,357	—	314,357	—
Short term investments:
Investments in financial instruments	70,328	—	70,328	—
	384,685	—	384,685	—